SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Extractive Industries [Abstract]
Oil and gas properties - full-cost pool	$ 14,194,006	$ 14,052,041	$ 9,193,674
Accumulated, depletion and impairment	(12,966,640)	(12,766,864)	(6,898,659)
Oil and gas properties, net	$ 1,227,366	$ 1,285,177	$ 2,295,015